Consolidated Statements of Income and Comprehensive Income (Q1) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended				11 Months Ended	12 Months Ended
	Nov. 17, 2020	Dec. 31, 2020	Mar. 31, 2021		Mar. 31, 2020		Nov. 16, 2020	Dec. 31, 2020	[1]	Dec. 31, 2019		Dec. 31, 2018
Revenues
Operating revenue			$ 103,219		$ 82,617			$ 429,981		$ 416,394		$ 378,496
Expenses
Employee compensation and benefits			83,353		55,477			388,465		242,967		210,414
General, administrative and other			24,532		24,596			84,631		88,458		92,955
Total operating expenses			107,885		80,073			473,096		331,425		303,369
Operating income (loss)			(4,666)		2,544			(43,115)		84,969		75,127
Investment income			13,048		3,373			10,742		7,521		16,963
Interest expense			(4,491)		(5,867)			(23,446)		(25,680)		(26,468)
Other income (expense)			1,317		(9,733)			(9,562)		(4,494)		(542)
Change in fair value of warrant liabilities			14,057		0			(13,315)		0	[1]	0	[1]
Net other income (expense)			23,931		(12,227)			(35,581)		(22,653)		(10,047)
Income (loss) before income taxes			19,265		(9,683)			(78,696)		62,316		65,080
Provision (benefit) for income taxes			(663)		643			4,506		2,318		1,395
Net income (loss)	$ (94,221)	$ (94,221)	19,928		(10,326)		$ (3,050)	(83,202)		59,998		63,685
Less: Net income attributable to redeemable noncontrolling interest			8,089		2,093			14,069		0		0
Less: Net income attributable to noncontrolling interests in subsidiaries			8,589		2,536			11,617		13,221		24,486
Less: Net income (loss) attributable to noncontrolling interests in GCMH			703		(14,955)			(112,937)		46,777		39,199
Net income attributable to GCM Grosvenor Inc.			$ 2,547		$ 0			$ 4,049		$ 0		$ 0
Earnings (loss) per share of Class A common stock:
Basic (in dollars per share)			$ 0.06	[2]	$ 0	[2]		$ 0.10	[3],[4]	$ 0	[3]	$ 0	[3]
Diluted (in dollars per share)			$ (0.05)	[2]	$ 0	[2]		$ (0.58)	[3],[4]	$ 0	[3]	$ 0	[3]
Weighted average shares of Class A common stock outstanding:
Basic (in shares)			42,084,366	[2]	0	[2]		39,984,515	[3],[4]	0	[3]	0	[3]
Diluted (in shares)			188,872,053	[2]	0	[2]		184,219,761	[3],[4]	0	[3]	0	[3]
Management fees
Revenues
Operating revenue			$ 82,625		$ 77,701			$ 310,745		$ 324,716		$ 315,598
Incentive fees
Revenues
Operating revenue			18,214		3,233			111,650		84,165		57,059
Other operating income
Revenues
Operating revenue			$ 2,380		$ 1,683			$ 7,586		$ 7,513		$ 5,839

[1]	For discussion on the restatement adjustments, see Note 4.
[2]	There were no shares of Class A common stock outstanding prior to November 17, 2020, therefore no earnings (loss) per share information has been presented for any period prior to that date.
[3]	Represents earnings (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from November 17, 2020 through December 31, 2020, the period following the Transaction, as defined in Note 3 (see Note 21).
[4]	Represents earnings (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from November 17, 2020 through December 31, 2020, the period following the Transaction, as defined in Note 3 (see Note 21).